Income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Net income (loss) attributable to common shareholders	$ 7,018	$ (13,601)
Basic weighted average number of common shares outstanding (in shares)	33,067,716	32,867,801
Stock options (in shares)	807,951	0
DSU's (in shares)	73,393	0
RSU's (in shares)	92,694	0
Diluted weighted average number of common shares outstanding (in shares)	34,041,754	32,867,801
Basic net income (loss) per common share (in USD per share)	$ 0.21	$ (0.41)
Diluted net income (loss) per common share (in USD per share)	$ 0.21	$ (0.41)
Antidilutive securities (in shares)	23,417
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)		1,109,074
DSUs
Earnings per share [line items]
Antidilutive securities (in shares)		41,492